Discontinued Operations (Components Of Income Related To Discontinued Operations) (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jul. 01, 2016	Apr. 01, 2016	Dec. 31, 2015	Oct. 02, 2015	Jul. 03, 2015	Apr. 03, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Sales	$ 0.0				$ 1,474.7					$ 3,029.8	$ 6,524.5	$ 7,097.0
Cost of sales	0.0				(779.4)					(1,566.4)	(3,285.1)	(3,504.0)
Selling, general and administrative expenses	0.0				(332.6)					(696.0)	(1,458.9)	(1,661.9)
Research and development expenses	0.0				(93.7)					(190.4)	(457.6)	(544.8)
Other income										0.0	0.0	33.9
Interest expense	0.0				(8.8)					(19.7)	(24.8)	(28.0)
Interest income										0.0	0.7	3.4
Income from discontinued operations before income taxes										557.3	1,298.8	1,395.6
Gain on disposition of discontinued operations before income taxes										0.0	760.5	0.0
Earnings from discontinued operations before income taxes	0.0				260.2					557.3	2,059.3	1,395.6
Income taxes	22.3				(87.6)					(157.0)	(448.6)	(435.9)
Earnings from discontinued operations, net of income taxes	$ 22.3	$ 0.0	$ (11.0)	$ 238.7	$ 172.6	$ 167.6	$ 1,023.4	$ 197.8	$ 221.9	$ 400.3	$ 1,610.7	$ 959.7